Warranty Reserves (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warranty reserves
Balance at the beginning of the year	$ 1,077,000	$ 840,000	$ 559,000
Additions to reserves for new home deliveries	1,095,000	733,000	234,000
Payments for warranty costs	(558,000)	(379,000)	(443,000)
Adjustments to prior year warranty reserves	(56,000)	(117,000)	490,000
Balance at the end of the year	1,558,000	1,077,000	840,000
Cost of sales | Homebuilding
Warranty disclosure
Net warranty expense	$ 1,000,000	$ 600,000	$ 700,000